Commitments and Contingent Liabilities - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jun. 27, 2013	Nov. 30, 2008	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Total rental expense			$ 708,000	$ 564,000
Data processing servicer agreement, initial term		5 years
Data processing servicer agreement, automatic extension period		3 years
Data processing servicer agreement, renewal term	60 months
Minimum
Commitments and Contingencies Disclosure [Line Items]
Operating leases expiration date			2014-06
Maximum
Commitments and Contingencies Disclosure [Line Items]
Operating leases expiration date			2020-09